Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries - Related parties (Details) - USD ($)		12 Months Ended
	Dec. 07, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party transaction
Revenue		$ 548,512,000	$ 630,201,000	$ 837,999,000
Divestment of subsidiaries	$ 5,103,000			5,103,000
Accounts receivable		126,750,000	155,537,000
Other payables and accruals		208,892,000	256,124,000
Gain from divestment of subsidiaries				96,000
Allowance for credit losses		0	0
Other income
Related party transaction
Gain from divestment of subsidiaries				96,000
Other payables and accruals
Related party transaction
Branding liability payable		1,538,000	1,538,000
Related parties
Related party transaction
Revenue		1,322,000	4,325,000	8,745,000
Other payables and accruals		1,918,000	2,016,000
Amounts due to related parties		6,325,000	6,617,000
Branding liability payable		6,251,000	6,475,000
Indirect subsidiaries of CK Hutchison
Related party transaction
Divestment of subsidiaries				5,103,000
Other payables and accruals		1,840,000	1,928,000
Amounts due to related parties		$ 6,251,000	6,475,000
Period of repayable on demand and interest-bearing (in months)		1 month
An equity investee
Related party transaction
Purchases		$ 2,168,000	2,777,000	3,651,000
Accounts receivable		224,000	452,000
Amounts due from related parties		51,796,000	7,899,000
Other payables and accruals		78,000	88,000
Amounts due to related parties		74,000	142,000
An equity investee | Due from a related party
Related party transaction
Dividends receivable		51,796,000	6,795,000
Dividends receivable non-current		41,381,000
Sales | Related parties
Related party transaction
Revenue		1,322,000	3,854,000	8,264,000
Sales | Indirect subsidiaries of CK Hutchison
Related party transaction
Revenue			5,000	1,914,000
Sales | An equity investee
Related party transaction
Revenue		1,322,000	3,849,000	6,350,000
Research and development services | An equity investee
Related party transaction
Revenue			471,000	481,000
Marketing services | Indirect subsidiaries of CK Hutchison
Related party transaction
Expenses				150,000
Management services | Indirect subsidiaries of CK Hutchison
Related party transaction
Expenses		$ 1,109,000	$ 1,087,000	$ 997,000